EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
The basic earnings per share was calculated based on the weighted average number of common and preferred shares outstanding, as shown in the calculations below:

The basic earnings per share was calculated based on the weighted average number of common and preferred shares outstanding, as shown in the calculations below:

	Year ended December 31
	2021	2020	2019
Net earnings attributable to the Company’s common shareholders (R$ thousand)	11,061,730	7,560,015	10,035,723
Net earnings attributable to the Company’s preferred shareholders (R$ thousand)	12,110,592	8,276,847	10,987,300
Weighted average number of common shares outstanding (thousands)	4,860,678	4,871,446	4,871,446
Weighted average number of preferred shares outstanding (thousands)	4,841,001	4,848,500	4,848,500
Basic earnings per share attributable to common shareholders of the Company (in Reais)	2.28	1.55	2.06
Basic earnings per share attributable to preferred shareholders of the Company (in Reais)	2.50	1.71	2.27

(1) All share amounts presented for prior periods have been adjusted to reflect the bonus share issue approved at the Special Shareholders’ Meeting held on March 10, 2021, in the proportion of one new share for every 10 shares held.